Other disclosures (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Offbalance Funds Under Management [Abstract]
Funds under management	R$ 1,896,689	R$ 1,747,623	R$ 1,533,620
Managed Funds	200,366,261	188,728,634	158,734,032
Total	R$ 202,262,950	R$ 190,476,257	R$ 160,267,652